Warrants - Bridge, Extension and September 2024 Warrants (Details) - $ / shares				9 Months Ended
	Sep. 30, 2024	May 05, 2023	Oct. 06, 2022	Sep. 30, 2024	Jun. 24, 2024	Dec. 31, 2023
Warrants
Warrants issued during period				740,741
Weighted Average Exercise Price	$ 9.65			$ 9.65	$ 11.50
DHAC
Warrants
Weighted Average remaining life in years						5 years
Weighted Average Exercise Price						$ 11.50
Bridge Warrants
Warrants
Warrants issued during period			173,913
Weighted Average remaining life in years			5 years
Weighted Average Exercise Price	11.50		$ 11.50	11.50
Percentage of minimum increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant			0.10%
Extension Warrants
Warrants
Warrants issued during period		26,086
Weighted Average remaining life in years		5 years
Weighted Average Exercise Price	$ 11.50	$ 11.50		$ 11.50
Percentage of minimum increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant		0.10%
Extension Warrants | DHAC | Extension purchase agreement
Warrants
Weighted Average remaining life in years		5 years
Weighted Average Exercise Price		$ 11.50
September 2024 Note Warrants [Member]
Warrants
Warrants issued during period	740,741			740,741
Weighted Average remaining life in years	5 years			5 years
Weighted Average Exercise Price	$ 2.25			$ 2.25
Percentage of minimum increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant	0.10%